12. Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 129,203	$ 122,732
Actual, ratio	16.63%	16.62%
For Capital Adequacy Purposes, amount	$ 62,137	$ 59,085
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 124,910	$ 118,356
Actual, ratio	16.11%	16.06%
For Capital Adequacy Purposes, amount	$ 62,026	$ 58,974
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 77,532	$ 73,717
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 119,354	$ 113,211
Actual, ratio	15.37%	15.33%
For Capital Adequacy Purposes, amount	$ 46,603	$ 29,542
For Capital Adequacy Purposes, ratio	6.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 115,160	$ 108,934
Actual, ratio	14.85%	14.78%
For Capital Adequacy Purposes, amount	$ 46,519	$ 29,487
For Capital Adequacy Purposes, ratio	6.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 62,026	$ 44,230
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	8.00%	6.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 119,354	$ 113,211
Actual, ratio	11.44%	10.74%
For Capital Adequacy Purposes, amount	$ 41,743	$ 42,181
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 115,160	$ 108,934
Actual, ratio	11.03%	10.33%
For Capital Adequacy Purposes, amount	$ 41,776	$ 42,164
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 52,220	$ 52,706
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 99,354
Actual, ratio	12.79%
For Capital Adequacy Purposes, amount	$ 34,952
For Capital Adequacy Purposes, ratio	4.50%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 115,160
Actual, ratio	14.85%
For Capital Adequacy Purposes, amount	$ 34,890
For Capital Adequacy Purposes, ratio	4.50%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 50,396
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.50%